RIGHT-OF-USE ASSETS (Details Narrative)			6 Months Ended
	Feb. 23, 2022 USD ($)	Feb. 23, 2022 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan interest rate						4.75%
Monthly rent			$ 52,864	$ 57,678
Operating Lease, Weighted Average Remaining Lease Term			8 months 1 day		1 year 1 month 28 days
Amortization expense non-cash			$ 42,056	51,877
Shenzhen Bao’an Industrial Investment Group Co., Ltd [Member] | March 1, 2022 to February 28, 2023 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly rent	$ 7,802	¥ 49,743.65
Shenzhen Bao’an Industrial Investment Group Co., Ltd [Member] | March 1, 2023 to February 29, 2024 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly rent	8,192	52,230.83
Shenzhen Bao’an Industrial Investment Group Co., Ltd [Member] | March 1, 2024 to February 28, 2025 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly rent	$ 8,602	¥ 54,844.64
Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating Lease, Payments			60,262	54,967
Interest Expense, Operating and Nonoperating			$ 2,653	$ 5,390